Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	£ 992
Loan Loss Allowances		£ 1,005
ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	808
Loan Loss Allowances		709
Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	680
Loan Loss Allowances		597
Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	128
Loan Loss Allowances		112
Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	184
Loan Loss Allowances		296
Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	84
Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	16
Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	14
Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	6
Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	36
Loan Loss Allowances		57
Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	23
Loan Loss Allowances		23
Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	(11)
Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		166
Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		13
Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		22
Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		15
Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		36
Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	100
Loan Loss Allowances		130
Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	24
Loan Loss Allowances		61
Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	13
Loan Loss Allowances		27
Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	38
Loan Loss Allowances		35
Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	19
Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	6
Loan Loss Allowances		7
Mortgages
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	242
Loan Loss Allowances		251
Mortgages | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	136
Loan Loss Allowances		133
Mortgages | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	132
Loan Loss Allowances		133
Mortgages | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	4
Loan Loss Allowances		0
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	106
Loan Loss Allowances		118
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	78
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	16
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	14
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	36
Loan Loss Allowances		36
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	12
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		91
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		13
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		22
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Mortgages | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		20
Mortgages | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	28
Loan Loss Allowances		27
Mortgages | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Mortgages | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	9
Loan Loss Allowances		27
Mortgages | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Mortgages | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	19
Mortgages | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Credit Cards
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	140
Loan Loss Allowances		130
Credit Cards | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	123
Loan Loss Allowances		112
Credit Cards | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	123
Loan Loss Allowances		112
Credit Cards | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Credit Cards | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	17
Loan Loss Allowances		18
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	1
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		2
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	1
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		3
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Credit Cards | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		1
Credit Cards | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	16
Loan Loss Allowances		15
Credit Cards | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Credit Cards | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Credit Cards | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	16
Loan Loss Allowances		15
Credit Cards | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Credit Cards | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	160
Loan Loss Allowances		164
Other | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	123
Loan Loss Allowances		93
Other | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	123
Loan Loss Allowances		93
Other | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Other | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	37
Loan Loss Allowances		71
Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	9
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Other | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Other | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	6
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		19
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	3
Other | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		44
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Other | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Other | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		15
Other | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		10
Other | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	28
Loan Loss Allowances		27
Other | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Other | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Other | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	22
Loan Loss Allowances		20
Other | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Other | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	6
Loan Loss Allowances		7
Consumer Finance
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	70
Loan Loss Allowances		67
Consumer Finance | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	62
Loan Loss Allowances		65
Consumer Finance | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	62
Loan Loss Allowances		65
Consumer Finance | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	8
Loan Loss Allowances		2
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	4
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	4
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		2
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Consumer Finance | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		2
Consumer Finance | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	4
Loan Loss Allowances		0
Consumer Finance | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Consumer Finance | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	4
Loan Loss Allowances		0
Consumer Finance | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Consumer Finance | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Consumer Finance | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	380
Loan Loss Allowances		393
Corporate & Commercial Banking | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	364
Loan Loss Allowances		306
Corporate & Commercial Banking | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	240
Loan Loss Allowances		194
Corporate & Commercial Banking | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	124
Loan Loss Allowances		112
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	16
Loan Loss Allowances		87
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	(8)
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	23
Loan Loss Allowances		23
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	(31)
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		26
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate & Commercial Banking | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		3
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	24
Loan Loss Allowances		61
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	24
Loan Loss Allowances		61
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Model underestimation
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs)
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | UPL loss floor
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate Centre | Total JAs (excluding Affordability and Cost of Living JAs) | Other
Disclosure of credit risk exposure [line items]
Loan Loss Allowances		0
Corporate Centre | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain pressures
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total Affordability and Cost of Living JAs | Secured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total Affordability and Cost of Living JAs | Unsecured affordability
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Loan Loss Allowances		0
Corporate Centre | Total Affordability and Cost of Living JAs | Mortgage refinancing risk
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	0
Corporate Centre | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loan Loss Allowances	£ 0
Loan Loss Allowances		£ 0